Short-Term and Long-Term Debt (Repayment Schedule for Next Five Years and Thereafter for Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Debt Disclosure [Abstract]
2026	¥ 867,767
2027	875,060
2028	783,087
2029	803,266
2030	779,766
Thereafter	1,624,172
Total	¥ 5,733,118	¥ 5,626,376